                                                          1997 Semiannual Report

[LOGO]

CASH
MANAGEMENT
FUNDS



    MONEY MARKET FUND
    TAX-EXEMPT MONEY MARKET FUND
    U.S. GOVERNMENT MONEY MARKET FUND

CONTENTS

MONEY MARKET FUND

Letter to Shareholders. . . . 2

Financial Statements
and Notes               . . . 8

Investments in Securities . .31

Directors and Officers. . . .38

Shareholder Services. . . . .39

Glossary            . . . . .41


U.S. GOVERNMENT
MONEY MARKET FUND

Letter to Shareholders. . . . 2

Financial Statements
and Notes               . . . 8

Investments in Securities . .23

Directors and Officers. . . .38

Shareholder Services. . . . .39

Glossary . . . . . . . . . . 41


TAX-EXEMPT MONEY MARKET FUND

Letter to Shareholders. . . . 5

Financial Statements
and Notes               . . . 8

Investments in Securities . .34

Directors and Officers. . . .38

Shareholder Services. . . . .39

Glossary . . . . . . . . . . 41


This report is intended for shareholders of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund, but may also be used as sales literature if preceded or accompanied by a prospectus. The prospectus gives details about the charges, investment results, risks and operating policies of the funds.


*An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.



[LOGO]

INTERNATIONAL GROWTH FUNDS
--------------------------------------------------------------------------------
Emerging Markets Growth Fund
Pacific-European Growth Fund

U.S. GROWTH FUNDS
--------------------------------------------------------------------------------
Small Company Growth Fund
Emerging Growth Fund
Growth Fund

GROWTH AND INCOME FUNDS
--------------------------------------------------------------------------------
Growth and Income Fund
Balanced Fund

INCOME FUNDS
--------------------------------------------------------------------------------
Government Income Fund
Intermediate Bond Fund
Adjustable Rate Mortgage Securities Fund

TAX-EXEMPT INCOME FUNDS
--------------------------------------------------------------------------------
National Tax-Exempt Fund
Minnesota Tax-Exempt Fund

CASH MANAGEMENT FUNDS*
--------------------------------------------------------------------------------
Money Market Fund
Tax-Exempt Money Market Fund
U.S. Government Money Market Fund
Institutional Money Market Fund

An investment staple, cash management funds can help you organize your finances and build your assets.

Piper Funds provide you with the flexibility to help you pursue your lifelong goals. Among our funds, we offer a spectrum of investment objectives and convenient shareholder services to meet the varied needs of today's investors.

Contact your Piper Jaffray Investment Executive for more information about the Piper Funds, including prospectuses, or call Mutual Fund Services at 1 800 866-7778. Please read the prospectuses carefully before investing.

30-DAY EFFECTIVE YIELDS

[GRAPH]

This chart shows the 30-day effective yields as of the end of each month for Money Market Fund Class A, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund. 30-day effective yield refers to the income generated by the fund over a 30-day period. This income is annualized and assumed to be reinvested.

Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

Since the funds' inceptions, the funds' distributor voluntarily waived 12b-1 fees. Had fees not been waived, 30-day effective yields for Money Market Fund Class A, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund would have been 4.68%, 4.54% and 2.39%, respectively, on March 31, 1997.

As of March 31, 1997, the 30-day effective yield for Money Market Fund Class B was 3.89%.



    1997 Semiannual Report  1  Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND

April 30, 1997

NANCY S. OLSEN is primarily responsible for the management of Money Market Fund and U.S. Government Money Market Fund. She has 19 years of financial experience.

Dear Shareholders:

THE SEVEN-DAY CURRENT YIELDS FOR BOTH MONEY MARKET FUND CLASS A AND U.S. GOVERNMENT MONEY MARKET FUND HAVE INCREASED SINCE WE LAST REPORTED TO YOU SIX MONTHS AGO. The seven-day current yield for Money Market Fund Class A increased from 4.63% on September 30, 1996, to 4.72%* on March 31, 1997. The yield also is up from a year ago on March 31, 1996, when the seven-day current yield was 4.48%. U.S. Government Money Market Fund's seven-day current yield is up from 4.55% on September 30, 1996, to 4.63%* on March 31, 1997. The fund's seven-day current yield was 4.45% on March 31, 1996.



 * Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share. Since the funds' inception, the funds' distributor voluntarily waived certain 12b-1 fees. Had fees not been waived, seven-day current yields for Money Market Fund Class A and U.S. Government Money Market Fund would have been 4.62% and 4.53%, respectively, on March 31, 1997. As of March 31, 1997, the seven-day current yield for Money Market Fund Class B was 3.91%.



MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

[CHART]

Repurchase Agreements              4%

Commercial Paper A1/P1            76%

Certificates of Deposit            9%

U.S. Agency Securities             7%

Bankers Acceptances                1%

Bank Notes                         3%

    1997 Semiannual Report  2  Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

SHAISTA B. TAJAMAL assists with the management of Money Market Fund and U.S. Government Money Market Fund. She has seven years of financial experience.

SHORT-TERM INTEREST RATES REMAINED VOLATILE DURING THE PERIOD, AS THE ECONOMY APPEARED TO WEAKEN AND THEN LATER PICKED UP STRENGTH. During fourth quarter 1996, slow growth and benign inflation numbers led the markets to trade based on expectations that the Federal Reserve Board (Fed) would not change the federal funds rate. However, by late February economic reports began to portray an economy that was picking up steam. On March 25, the Fed announced a 0.25% increase in the federal funds rate, citing the potential for inflation from stronger than desired economic conditions. Economic reports since the rate increase have been strong, raising the possibility of an additional Fed rate hike in the next few weeks.

WE PROVIDED YOU WITH A COMPETITIVE RATE OF RETURN DURING THE PAST SIX MONTHS BY MANAGING THE FUNDS' AVERAGE MATURITIES AND MAKING SOME CHANGES TO THE FUNDS' COMPOSITIONS. The funds' average weighted maturities were shorter at the beginning of the period; we gradually lengthened them toward year end to take advantage of higher short-term interest rates. We shortened the average weighted maturities again in the first part of 1997 and then lengthened them toward the end of the period to capture attractive yields. We also added some government agency


U.S. GOVERNMENT MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

[CHART]

U.S. Treasury Securities                         10%

Federal Farm Credit Bank                         10%

Federal Home Loan Mortgage Corporation           10%

Other Government-Backed Securities                8%

Federal National Mortgage Association            13%

Student Loan Marketing Association                6%

Federal Agricultural Mortgage Corporation         7%

Tennessee Valley Authority                        2%

Repurchase Agreements                            27%


    1997 Semiannual Report  3  Cash Management Funds

MONEY MARKET FUND &
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

floating rate securitites to each fund. These securities have adjustable interest rates and have performed well in the rising interest rate environment.

LOOKING AHEAD, WE ARE POSITIONING THE AVERAGE WEIGHTED MATURITIES OF THE FUNDS SO THEY ARE NEUTRAL COMPARED TO THEIR RESPECTIVE BENCHMARKS. The average weighted maturity of both Money Market Fund and U.S. Government Money Market Fund was 61 days as of March 31, 1997. In addition, we are positioning the funds in somewhat of a barbell structure.v We are focusing on securities with shorter maturities (seven to 90 days) and longer maturities (10 to 13 months), while de-emphasizing securities in between. This strategy allows us to capture higher yields available from longer maturities; and if rates increase, the securities with shorter maturities can be reinvested at higher rates more quickly. Going forward, we believe we will see more volatility in short-term markets in response to new economic data. We will continue to watch these reports for clues on the economy's direction and formulate our strategy accordingly.

OUR PRIMARY CONCERN IN MANAGING BOTH FUNDS IS THE SAFETY OF YOUR PRINCIPAL. We continue to use a fundamental approach to identify high-quality, liquid money market securities that provide competitive yields. Our strategy is designed to add value by actively positioning the portfolios on the short end (13 months or less) of the yield curvev and by managing the funds' average weighted maturities based on our interest rate forecast.

Thank you for your investment in Money Market Fund and U.S. Government Money Market Fund. We are committed to providing you with high-quality investments and will continue working to help you achieve your financial goals.

Sincerely,

/s/ Nancy Shellenberger Olsen

Nancy Shellenberger Olsen
Portfolio Manager

    1997 Semiannual Report  4  Cash Management Funds

TAX-EXEMPT MONEY MARKET FUND

DOUGLAS J. WHITE, CFA shares responsibility for the management of Tax-Exempt Money Market Fund. He has 14 years of financial experience.

April 30, 1997

Dear Shareholders:

THE YIELD ON TAX-EXEMPT MONEY MARKET FUND HAS DECREASED SLIGHTLY SINCE WE REPORTED TO YOU IN THE ANNUAL REPORT. The fund's seven-day current yield decreased from 2.81% on September 30, 1996, to 2.63%* on March 31, 1997. That compares to a yield of 2.56% a year ago on March 31, 1996. Yields fluctuated from month to month as a result of changing expectations of Federal Reserve Board activity and seasonal technical imbalances. We'll discuss these factors -- and how they affected the fund -- below.

SHORT-TERM INTEREST RATES REMAINED VOLATILE DURING THE PERIOD, AS THE ECONOMY APPEARED TO WEAKEN AND THEN STRENGTHEN. In late March, the Federal Reserve raised the federal funds rate from 5.25% to 5.50% -- the first action taken by the board since its rate reduction in January 1996. The move caused both short- and long-term yields to increase.

* Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share. Since the fund's inception, the fund's distributor voluntarily waived certain 12b-1 fees. Had the fees not been waived, the fund's seven-day current yield would have been 2.53% on March 31, 1997.


TAX-EXEMPT MONEY MARKET FUND PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on March 31, 1997.

[CHART]

General Obligations                              23%

Sales/Excise Tax Revenue                          2%

Water/Sewer/Pollution Control Revenue             8%

Economic Development Revenue                      3%

Electric Revenue                                  2%

Industrial Development Revenue                   10%

Health Service/HMOs                               2%

Multifamily Housing Revenue                       7%

Single Family Housing Revenue                     5%

Leasing Revenue                                   6%

Education Revenue                                 4%

Miscellaneous Revenue                             8%

Hospital Revenue                                 20%


    1997 Semiannual Report  5  Cash Management Funds

CATHERINE STIENSTRA shares responsibility for the management of Tax-Exempt Money Market Fund. She has six years of financial experience.

THE FUND EXPERIENCED GROWTH IN NET ASSETS OF 7% DURING THE PERIOD. This is typical during the end of the first calendar quarter, as corporations and individuals prepare for tax payment deadlines. However, it also may have been caused by some other factors as well, such as stock market jitters and/or investors reallocation of assets to cash due to fears of further interest rate increases by the Federal Reserve. With the assets of other tax-exempt money market funds growing as well, the increased demand heightened the scarcity of fixed-rate, tax-exempt money market eligible securities. Consequently, the fund's percentage of fixed-rate securities continued to decrease to approximately 40% on March 31, 1997, and the variable-rate note portion of the fund increased to 60%. The lower proportion of fixed-rate securities, in addition to a larger asset base, caused the fund's average weighted maturity to fall to 50 days by the end of the period.

WE ANTICIPATE THAT THE FEDERAL RESERVE COULD RAISE THE FEDERAL FUNDS RATE ANOTHER 0.25% - 0.50% AS EARLY AS ITS NEXT MEETING IN MAY. Due to the Fed's statement, "The slight firming of monetary conditions is viewed as a prudent step that affords greater assurance of prolonging the current economic expansion by sustaining the existing low-inflation environment through the rest of this year and next," we believe there may be more rate


    1997 Semiannual Report 6 Cash Management Funds increases. Our goal is to position the fund conservatively with about 40%-50% fixed-rate securities and 50%-60% variable-rate securities. This position in variable-rate securities should help the fund capture any further rate increases instituted by the Fed.

WITH OUR FIXED-RATE/VARIABLE-RATE STRATEGY, WE BELIEVE THE FUND IS POSITIONED WELL FOR THE COMING MONTHS. We will continue to employ our fundamental approach to identify high-quality, liquid money market securities that will provide your fund with competitive yields.

Thank you for investing in Tax-Exempt Money Market Fund. We are dedicated to providing you with quality management services and look forward to helping you achieve your financial goals.

Sincerely,

/s/ Douglas J. White

Douglas J. White
Portfolio Manager


/s/ Catherine M. Stienstra

Catherine M. Stienstra
Portfolio Manager


    1997 Semiannual Report  7  Cash Management Funds

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  March 31, 1997
 ..................................................................

                                                                                      U.S.
                                                                                   GOVERNMENT       TAX-EXEMPT
                                                                   MONEY             MONEY            MONEY
                                                                MARKET FUND       MARKET FUND      MARKET FUND
                                                              ----------------   --------------   --------------
ASSETS:
Investments in securities at amortized cost which
  approximates market value (note 2) (including repurchase
  agreements of $84,337,000; $80,555,000 and $0,
  respectively) ............................................  $ 2,116,772,971    $ 295,891,294    $ 223,518,621
Cash in bank on demand deposit .............................           26,930           25,241           53,716
Accrued interest receivable ................................        4,069,001          921,780        1,883,447
                                                              ----------------   --------------   --------------
  Total assets .............................................    2,120,868,902      296,838,315      225,455,784
                                                              ----------------   --------------   --------------

LIABILITIES:
Dividends payable to shareholders ..........................        3,001,484          418,367          192,567
Payable for investment securities purchased ................       14,569,950               --               --
Accrued investment management fee ..........................          701,344          127,701           97,296
Accrued distribution and service fees ......................          371,932           51,081           38,919
                                                              ----------------   --------------   --------------
  Total liabilities ........................................       18,644,710          597,149          328,782
                                                              ----------------   --------------   --------------
  Net assets applicable to outstanding capital stock .......  $ 2,102,224,192    $ 296,241,166    $ 225,127,002
                                                              ----------------   --------------   --------------
                                                              ----------------   --------------   --------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............  $ 2,102,224,192    $ 296,241,166    $ 225,127,002
                                                              ----------------   --------------   --------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $ 2,102,224,192    $ 296,241,166    $ 225,127,002
                                                              ----------------   --------------   --------------
                                                              ----------------   --------------   --------------
NET ASSET VALUE AND OFFERING PRICE:

CLASS A (NOTE 1):
Net assets .................................................  $ 2,102,214,160    $ 296,241,166    $ 225,127,002
Shares outstanding .........................................    2,102,214,160      296,241,166      225,127,002
Net asset value and offering price per share ...............  $          1.00    $        1.00    $        1.00

CLASS B:
Net assets .................................................  $        10,032               --               --
Shares outstanding .........................................           10,032               --               --
Net asset value and offering price per share ...............  $          1.00               --               --

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

               1997 Semi-Annual Report  8  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For The Six Months Ended March 31, 1997
 ..................................................................

                                                                                 U.S.
                                                                              GOVERNMENT     TAX-EXEMPT
                                                                 MONEY           MONEY          MONEY
                                                              MARKET FUND     MARKET FUND    MARKET FUND
                                                              ------------   -------------   -----------
INCOME:
Interest ...................................................  $56,459,242    $  8,148,834    $3,920,516
                                                              ------------   -------------   -----------

EXPENSES (NOTE 5):
Investment management fee ..................................    4,026,231         749,436       555,332
Distribution and service fees:
  Class A ..................................................    3,091,864         449,662       333,199
  Class B ..................................................           12              --            --
Custodian and accounting fees ..............................      370,633         100,064        70,243
Transfer agent and dividend disbursing agent fees ..........    1,702,893         111,382        68,608
Registration fees ..........................................      112,461          21,307        19,631
Reports to shareholders ....................................       62,259          24,543        22,286
Directors' fees ............................................        3,619           3,619         3,619
Audit and legal fees .......................................       29,170          24,170        24,170
Other expenses .............................................      104,431          21,787        13,212
                                                              ------------   -------------   -----------
  Total expenses ...........................................    9,503,573       1,505,970     1,110,300
    Less Class A expenses waived by the distributor ........   (1,038,042)       (152,854)     (112,949)
                                                              ------------   -------------   -----------

  Net expenses before expenses paid indirectly .............    8,465,531       1,353,116       997,351
    Less expenses paid indirectly ..........................       (3,879)         (2,309)       (6,066)
                                                              ------------   -------------   -----------

  Total net expenses .......................................    8,461,652       1,350,807       991,285
                                                              ------------   -------------   -----------

  Net investment income ....................................  $47,997,590    $  6,798,027    $2,929,231
                                                              ------------   -------------   -----------
                                                              ------------   -------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

               1997 Semi-Annual Report  9  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                 Six Months
                                                               Ended 3/31/97      Year Ended
                                                                (Unaudited)         9/30/96
                                                              ----------------  ---------------
OPERATIONS:
Net investment income ......................................   $    47,997,590  $    89,634,259
                                                              ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
  From net investment income ...............................       (47,997,546)     (89,498,180)
Class B:
  From net investment income ...............................               (44)              --
                                                              ----------------  ---------------
  Total distributions ......................................       (47,997,590)     (89,498,180)
                                                              ----------------  ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Class A ....................................................       136,414,152      262,951,258
Class B ....................................................            10,032               --
                                                              ----------------  ---------------
  Increase in net assets from capital share transactions ...       136,424,184      262,951,258
                                                              ----------------  ---------------
  Total increase in net assets .............................       136,424,184      263,087,337

Net assets at beginning of period ..........................     1,965,800,008    1,702,712,671
                                                              ----------------  ---------------

Net assets at end of period ................................   $ 2,102,224,192  $ 1,965,800,008
                                                              ----------------  ---------------
                                                              ----------------  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

               1997 Semi-Annual Report  10  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                              U.S. GOVERNMENT MONEY MARKET
                                                                          FUND
                                                              -----------------------------
                                                               Six Months
                                                              Ended 3/31/97    Year Ended
                                                               (Unaudited)       9/30/96
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  6,798,027   $  13,649,679
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................     (6,798,027)    (13,649,679)
                                                              -------------   -------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Increase in net assets from capital share transactions .....      5,219,355      34,574,664
                                                              -------------   -------------
  Total increase in net assets .............................      5,219,355      34,574,664

Net assets at beginning of period ..........................    291,021,811     256,447,147
                                                              -------------   -------------

Net assets at end of period ................................   $296,241,166   $ 291,021,811
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

               1997 Semi-Annual Report  11  Cash Management Funds

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ..................................................................

                                                              TAX-EXEMPT MONEY MARKET FUND
                                                              -----------------------------
                                                               Six Months
                                                              Ended 3/31/97    Year Ended
                                                               (Unaudited)       9/30/96
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  2,929,231   $   6,199,461
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................     (2,929,231)     (6,199,461)
                                                              -------------   -------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
Increase in net assets from capital share transactions .....     15,188,012       3,727,356
                                                              -------------   -------------
  Total increase in net assets .............................     15,188,012       3,727,356

Net assets at beginning of period ..........................    209,938,990     206,211,634
                                                              -------------   -------------

Net assets at end of period ................................   $225,127,002   $ 209,938,990
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

               1997 Semi-Annual Report  12  Cash Management Funds

        Notes to Financial Statements (Unaudited)
---------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               Piper Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single open-end management investment company. The company currently has 12 series, including Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (the funds), each of which is classified as a diversified series. The company's articles of incorporation permit the board of directors to create additional series in the future.

               Money Market Fund commenced offering Class B shares on February 18, 1997. All shares existing prior to this date were classified as Class A shares. Key features of each class are:

                  CLASS A:
               - Lower annual expenses than Class B

                  CLASS B:
               - Subject to a contingent deferred sales charge upon redemption

               - Higher annual expenses than Class A

               - Automatic conversion to Class A shares at the begininning of the sixth calendar year after issuance

               - Available for purchase only in exchange for Class B shares of another fund managed by the adviser

               The classes of shares of Money Market Fund have the same rights and are identical in all respects except that each class bears different distribution expenses, has exclusive voting rights with respect to matters affecting that class and has different exchange privileges. U.S. Government Money Market Fund and Tax-Exempt Money Market Fund each have a single class of shares, which are shown as Class A in the financial statements.

               Money Market Fund invests in a variety of high-quality money market instruments such as high-grade domestic and U.S. dollar denominated foreign commercial paper, repurchase agreements,

---------------------------------------------------------------------

               1997 Semi-Annual Report  13  Cash Management Funds

---------------------------------------------------------------------
               obligations of domestic and foreign banks (time deposits, certificates of deposit and bankers' acceptances), U.S. government securities and short-term corporate obligations.

               U.S. Government Money Market Fund invests in securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

               Tax-Exempt Money Market Fund invests primarily in high-quality, tax-exempt securities with short-term maturities, including municipal bonds, notes and commercial paper.

               There is no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued on the basis of amortized cost, which approximates market value.

               Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium computed on a straight line basis, is accrued daily.

                  FEDERAL TAXES
               Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

---------------------------------------------------------------------

               1997 Semi-Annual Report  14  Cash Management Funds

---------------------------------------------------------------------

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions to shareholders from net investment income for Money Market Fund are declared separately for each class daily and reinvested in additional shares of the same class monthly. Distributions to shareholders from net investment income for U.S. Government Money Market Fund and Tax-Exempt Money Market Fund are declared daily and reinvested in additional shares of the funds monthly.

                  REPURCHASE AGREEMENTS
               For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements are held by a third-party custodian until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                  ALLOCATION OF INCOME, EXPENSES AND GAINS AND LOSSES
               Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses for Money Market Fund are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which include distribution and service fees, are charged directly to such class.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to

---------------------------------------------------------------------

               1997 Semi-Annual Report  15  Cash Management Funds

---------------------------------------------------------------------
               make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities for the six months ended March 31, 1997, were as follows:

                                                                     U.S. GOVERNMENT      TAX-EXEMPT
                                                  MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                      FUND                FUND               FUND
                                                 ---------------     ---------------     -------------
Purchases ...................................    $ 7,641,778,526     $ 2,356,087,078     $ 613,961,018
Proceeds from sales .........................    $ 7,488,875,132     $ 2,349,849,165     $ 598,856,615

               For the six months ended March 31, 1997, no brokerage commissions were paid to Piper Jaffray Inc., an affiliated broker.

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
               Capital share transactions at net asset value of $1 per share for the funds were as follows:

                                                                     YEAR ENDED
                                               SIX MONTHS ENDED     SEPTEMBER 30,
                                                MARCH 31, 1997          1996
                                               -----------------  -----------------
MONEY MARKET FUND:
CLASS A (authorized 80 billion shares of $0.01 par value)
  Purchase of fund shares....................  $   7,959,225,230  $   8,148,803,714
  Issued for reinvested distributions........         46,113,826         86,341,691
  Redemptions of fund shares.................     (7,868,924,904)    (7,972,194,147)
                                               -----------------  -----------------
                                               $     136,414,152  $     262,951,258
                                               -----------------  -----------------
                                               -----------------  -----------------

                                                  PERIOD ENDED
                                                MARCH 31, 1997(A)
                                               -------------------
CLASS B (authorized 10 billion shares of
  $0.01 par value)
  Purchase of fund shares....................      $    10,000
  Issued for reinvested distributions........               32
  Redemptions of fund shares.................               --
                                                    ----------
                                                   $    10,032
                                                    ----------
                                                    ----------

                  (a) Commencement of offering of Class B shares was February 18, 1997.

---------------------------------------------------------------------

               1997 Semi-Annual Report  16  Cash Management Funds

---------------------------------------------------------------------

                                                 SIX MONTHS        YEAR ENDED
                                                    ENDED         SEPTEMBER 30,
                                               MARCH 31, 1997         1996
                                               ---------------  -----------------
U.S. GOVERNMENT MONEY MARKET FUND:
(authorized 100 billion shares of $0.01 par value)
  Purchase of fund shares....................  $   630,040,043  $   1,241,641,588
  Issued for reinvested distributions........        6,542,668         13,290,413
  Redemptions of fund shares.................     (631,363,356)    (1,220,357,337)
                                               ---------------  -----------------
                                               $     5,219,355  $      34,574,664
                                               ---------------  -----------------
                                               ---------------  -----------------

                                                 SIX MONTHS        YEAR ENDED
                                                    ENDED         SEPTEMBER 30,
                                               MARCH 31, 1997         1996
                                               ---------------  -----------------
TAX-EXEMPT MONEY MARKET FUND:
(authorized 100 billion shares of $0.01 par value)
  Purchase of fund shares....................  $   950,601,085  $   1,478,505,358
  Issued for reinvested distributions........        2,816,203          6,041,943
  Redemptions of fund shares.................     (938,229,276)    (1,480,819,945)
                                               ---------------  -----------------
                                               $    15,188,012  $       3,727,356
                                               ---------------  -----------------
                                               ---------------  -----------------

(5) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT FEE
               The company has entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay Piper Capital a monthly fee based on average daily net assets. The fee for each fund is equal to an annual rate of 0.50% of the first $500 million in net assets, 0.425% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and then decreasing in reduced percentages to 0.275% of net assets in excess of $2.5 billion.

                  DISTRIBUTION AND SERVICE FEES
               Each fund also pays Piper Jaffray Inc. (Piper Jaffray), the funds' distributor, a fee accrued daily and paid quarterly for providing shareholder services and distribution-related services. The fee for

---------------------------------------------------------------------

               1997 Semi-Annual Report  17  Cash Management Funds

---------------------------------------------------------------------
               each class, which is being voluntarily limited for Class A of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund for the year ending September 30, 1997, is stated below as a percent of average daily net assets attributable to such class.

                               MONEY MARKET FUND
                            ------------------------    U.S. GOVERNMENT    TAX-EXEMPT MONEY
                              CLASS A      CLASS B     MONEY MARKET FUND      MARKET FUND
                            -----------  -----------  -------------------  -----------------
Distribution fee..........        0.05%        0.75%            0.05%               0.05%
Service fee...............        0.25%        0.25%            0.25%               0.25%
                                 -----        -----            -----               -----
Total distribution and
   service fees...........        0.30%        1.00%            0.30%               0.30%
                                 -----        -----            -----               -----
                                 -----        -----            -----               -----
Total distribution and
   service fees after
   voluntary limitation...        0.20%        1.00%            0.20%               0.20%
                                 -----        -----            -----               -----
                                 -----        -----            -----               -----

                  SHAREHOLDER ACCOUNT SERVICING FEES
               The company has also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) perform various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which are paid monthly to Piper Jaffray and Piper Trust for providing these services, are equal to an annual rate of $9.00 per active shareholder account and $6.00 per inactive account. For the six months ended March 31, 1997, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

                                                                   TAX-EXEMPT
                               MONEY MARKET    U.S. GOVERNMENT    MONEY MARKET
                                   FUND       MONEY MARKET FUND       FUND
                              --------------  -----------------  --------------
Piper Jaffray...............   $  1,690,040      $   103,882       $   61,108
Piper Trust.................          5,353               --               --
                              --------------  -----------------  --------------
                               $  1,695,393      $   103,882       $   61,108
                              --------------  -----------------  --------------
                              --------------  -----------------  --------------

---------------------------------------------------------------------

               1997 Semi-Annual Report  18  Cash Management Funds

---------------------------------------------------------------------

                  OTHER FEES AND EXPENSES
               In addition to the investment management, distribution and shareholder account servicing fees, each fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

---------------------------------------------------------------------

               1997 Semi-Annual Report  19  Cash Management Funds

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MONEY MARKET FUND

                                                                               CLASS A
                                                 -------------------------------------------------------------------
                                                 (Unaudited)
                                                   Six
                                                 Months
                                                  Ended
                                                  March                     Year Ended September 30,
                                                   31,       -------------------------------------------------------
                                                  1997        1996        1995        1994        1993        1992
                                                 -------     -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, beginning of period ........    $ 1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------     -------
Operations:
  Net investment income .....................      0.02         0.05        0.05        0.03        0.02        0.04
Distributions to shareholders:
  From net investment income ................     (0.02)       (0.05)      (0.05)      (0.03)      (0.02)      (0.04)
                                                 -------     -------     -------     -------     -------     -------
Net asset value, end of period ..............    $ 1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return (a) ............................      2.33%        4.79%       5.05%       2.98%       2.45%       3.87%
Net assets at end of period (in millions) ...    $2,102      $ 1,966     $ 1,703     $ 1,185     $ 1,106     $ 1,096
Ratio of expenses to average daily net
  assets ....................................      0.82%(c)     0.84%       0.92%       0.93%       0.96%       0.90%
Ratio of net investment income to average
  daily net assets ..........................      4.66%(c)     4.73%       4.94%       2.90%       2.42%       3.66%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................      0.92%(c)     0.94%       1.02%       1.03%       1.06%       1.00%
  Ratio of net investment income to average
    daily net assets before waivers .........      4.56%(c)     4.63%       4.84%       2.80%       2.32%       3.56%

                                                 CLASS B
                                                 -------
                                                 (Unaudited)
                                                 Period
                                                  Ended
                                                  March
                                                   31,
                                                 1997(b)
                                                 -------
PER-SHARE DATA
Net asset value, beginning of period ........    $ 1.00
                                                 -------
Operations:
  Net investment income .....................      0.01
Distributions to shareholders:
  From net investment income ................     (0.01)
                                                 -------
Net asset value, end of period ..............    $ 1.00
                                                 -------
                                                 -------
SELECTED INFORMATION
Total return (a) ............................      0.32%
Net assets at end of period (in
  thousands) ................................    $   10
Ratio of expenses to average daily net
  assets ....................................      1.63%(c)
Ratio of net investment income to average
  daily net assets ..........................      3.85%(c)

(A) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(B)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(C)  ANNUALIZED.

---------------------------------------------------------------------

               1997 Semi-Annual Report  20  Cash Management Funds

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

U.S. GOVERNMENT MONEY MARKET FUND

                                                 (Unaudited)
                                                   Six
                                                 Months
                                                  Ended
                                                  March                     Year Ended September 30,
                                                   31,       -------------------------------------------------------
                                                  1997        1996        1995        1994        1993        1992
                                                 -------     -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, beginning of period ........    $ 1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------     -------
Operations:
  Net investment income .....................      0.02         0.05        0.05        0.03        0.02        0.04
Distributions to shareholders:
  From net investment income ................     (0.02)       (0.05)      (0.05)      (0.03)      (0.02)      (0.04)
                                                 -------     -------     -------     -------     -------     -------
Net asset value, end of period ..............    $ 1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return (a) ............................      2.27%        4.72%       4.99%       2.98%       2.51%       3.78%
Net assets at end of period (in millions) ...    $  296      $   291     $   256     $   185     $   195     $   191
Ratio of expenses to average daily net
  assets ....................................      0.90%(b)     0.90%       0.91%       0.92%       0.93%       0.90%
Ratio of net investment income to average
  daily net assets ..........................      4.54%(b)     4.62%       4.90%       2.88%       2.41%       3.58%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................      1.00%(b)     1.00%       1.01%       1.02%       1.03%       1.00%
  Ratio of net investment income to average
    daily net assets before waivers .........      4.44%(b)     4.52%       4.80%       2.78%       2.31%       3.48%

(A) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(B)  ANNUALIZED.

---------------------------------------------------------------------

               1997 Semi-Annual Report  21  Cash Management Funds

---------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

TAX-EXEMPT MONEY MARKET FUND

                                                 (Unaudited)
                                                   Six
                                                 Months
                                                  Ended
                                                  March                     Year Ended September 30,
                                                   31,       -------------------------------------------------------
                                                  1997        1996        1995        1994        1993        1992
                                                 -------     -------     -------     -------     -------     -------
PER-SHARE DATA
Net asset value, beginning of period ........    $ 1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------     -------
Operations:
  Net investment income .....................      0.01         0.03        0.03        0.02        0.02        0.03
Distributions to shareholders:
  From net investment income (a) ............     (0.01)       (0.03)      (0.03)      (0.02)      (0.02)      (0.03)
                                                 -------     -------     -------     -------     -------     -------
Net asset value, end of period ..............    $ 1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------     -------
                                                 -------     -------     -------     -------     -------     -------
SELECTED INFORMATION
Total return (b) ............................      1.31%        2.80%       3.02%       1.82%       1.87%       3.07%
Net assets at end of period (in millions) ...    $  225      $   210     $   206     $   178     $   169     $   158
Ratio of expenses to average daily net
  assets ....................................      0.90%(c)     0.90%       0.91%       0.90%       0.92%       0.88%
Ratio of net investment income to average
  daily net assets ..........................      2.64%(c)     2.76%       2.97%       1.80%       1.83%       2.91%
Ratios before waivers by the distributor:
  Ratio of expenses to average daily net
    assets before waivers ...................      1.00%(c)     1.00%       1.01%       1.00%       1.02%       0.98%
  Ratio of net investment income to average
    daily net assets before waivers .........      2.54%(c)     2.66%       2.87%       1.70%       1.73%       2.81%

(A) INCLUDES DISTRIBUTIONS WHICH ARE TAXABLE FOR FEDERAL AND STATE INCOME TAX PURPOSES OF $0.0001 AND $0.0001 PER SHARE FOR FISCAL 1995 AND 1992, RESPECTIVELY.
(B) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(C)  ANNUALIZED.

---------------------------------------------------------------------

               1997 Semi-Annual Report  22  Cash Management Funds

Investments in Securities (Unaudited)
---------------------------------------------------------------------

MONEY MARKET FUND                                                    March 31, 1997
 ............................................................................................

                                                            Principal             Market
Description of Security                                      Amount              Value (a)
---------------------------------------------------------  -----------        ---------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (6.7%):
  FEDERAL FARM CREDIT BANK FLOATING RATE NOTES (B) (1.8%):
    5.55%, 2/20/98 ......................................  $22,000,000        $   421,988,509
    5.46%, 11/3/97 ......................................   17,000,000             16,995,900
                                                                              ---------------
                                                                                   38,984,409
                                                                              ---------------

  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (B) (0.5%):
    5.85%, 1/29/98 ......................................   10,000,000             10,010,080
                                                                              ---------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (B) (2.8%):
    5.55%, 6/2/99 .......................................    9,000,000              8,954,605
    5.61%, 5/1/97 .......................................   20,000,000             19,999,171
    5.55%, 6/2/99 .......................................    9,000,000              8,936,275
    5.52%, 6/20/97 ......................................   21,000,000             20,995,455
                                                                              ---------------
                                                                                   58,885,506
                                                                              ---------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (B) (1.4%):
    5.76%, 11/20/97 .....................................   10,000,000             10,002,826
    5.76%, 11/20/97 .....................................    4,375,000              4,375,000
    5.87%, 6/30/97 ......................................   15,000,000             14,998,460
                                                                              ---------------
                                                                                   29,376,286
                                                                              ---------------

  U.S. TREASURY NOTES AND BONDS (0.2%):
    5.75%, 9/30/97 ......................................    3,601,000              3,596,788
                                                                              ---------------

      Total U.S. Government and Agency Securities
        (cost: $140,853,069)  ...........................                         140,853,069
                                                                              ---------------

U.S. GOVERNMENT AGENCY-BACKED SECURITIES (0.1%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.50%, 12/5/97
        (cost: $2,886,333) ..............................    3,000,000              2,886,333
                                                                              ---------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  23  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount              Value (a)
---------------------------------------------------------  -----------        ---------------
BANK NOTES (3.1%):
    American Express Centurion Bank, 5.41%, 9/12/97 .....  $15,000,000(b)     $    15,000,000
    Bank One Columbus N.A., 5.69%, 10/28/97 .............   21,000,000             20,992,992
    First National Bank of Chicago, 6.00%, 3/24/98 ......   30,000,000             29,988,936
                                                                              ---------------

      Total Bank Notes
        (cost: $65,981,928)  ............................                          65,981,928
                                                                              ---------------

BANKERS ACCEPTANCES - YANKEE (C) (0.6%):
    ABN-AMRO Bank N.V., 5.24%, 4/4/97 ...................    7,000,000              6,996,944
    ABN-AMRO Bank N.V., 5.24%, 4/7/97 ...................    5,000,000              4,995,633
                                                                              ---------------

      Total Bankers Acceptances - Yankee
        (cost: $11,992,577)  ............................                          11,992,577
                                                                              ---------------

CERTIFICATES OF DEPOSIT (2.0%):
    Mellon Bank Corp., 6.03%, 9/23/97 ...................   13,000,000             13,007,636
    Regions Bank N.A., 5.52%, 8/4/97 ....................   30,000,000             30,000,000
                                                                              ---------------

      Total Certificates Of Deposit
        (cost: $43,007,636)  ............................                          43,007,636
                                                                              ---------------

CERTIFICATES OF DEPOSIT - YANKEE (C) (7.0%):
    Canadian Imperial Bank of Commerce, 5.69%, 3/2/98 ...   15,000,000             14,990,945
    Deutsche Bank AG, 5.52%, 7/28/97 ....................   22,000,000             22,002,279
    Landesbank Hessen-Thueringen Girozentrale, 5.80%,
      1/13/98 ...........................................   25,000,000             24,990,593
    National Bank of Canada, 5.56%, 8/29/97 .............   30,000,000             30,000,000
    National Westminster Bank PLC, 5.66%, 2/11/98 .......   20,000,000             19,984,447
    Royal Bank of Canada, 5.73%, 8/13/97 ................    6,000,000              6,002,050
    Royal Bank of Canada, 5.80%, 3/3/98 .................   15,000,000             14,997,357
    Societe Generale, 5.87%, 3/4/98 .....................   15,000,000             14,996,025
                                                                              ---------------

      Total Certificates Of Deposit - Yankee
        (cost: $147,963,696)  ...........................                         147,963,696
                                                                              ---------------

COMMERCIAL PAPER (76.5%):
  AERODEFENSE/ELECTRONICS (1.4%):
    Rockwell International Corp., 5.57%, 4/16/97 ........   30,000,000             29,930,375
                                                                              ---------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  24  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount              Value (a)
---------------------------------------------------------  -----------        ---------------
  BUSINESS CREDIT INSTITUTIONS (8.4%):
    BTR Dunlop Finance Inc., 5.35%, 4/7/97 ..............  $10,000,000(d)     $     9,991,083
    BTR Dunlop Finance Inc., 5.42%, 9/2/97 ..............   20,000,000(d)          19,536,289
    Caterpillar Financial Services Corp., 5.70%,
      4/17/97 ...........................................    7,000,000              6,982,267
    Caterpillar Financial Services Corp., 5.35%,
      4/28/97 ...........................................   10,000,000              9,959,875
    Deere (John) Capital Corp., 5.24%, 4/1/97 ...........   30,000,000             30,000,000
    Ford Motor Credit Co., 5.29%, 4/9/97 ................   25,000,000             24,970,611
    General Electric Capital Corp., 5.30%, 4/3/97 .......    8,850,000              8,847,394
    Mobil Australia Finance Co., 5.57%, 5/21/97 .........   30,000,000(d)          29,767,917
    Siemens Capital Corp., 5.28%, 4/10/97 ...............    5,000,000              4,993,400
    Siemens Capital Corp., 5.30%, 4/15/97 ...............   10,000,000              9,979,389
    Toyota Motor Credit Corp., 5.26%, 4/15/97 ...........   15,000,000             14,969,317
    Toyota Motor Credit Corp., 5.53%, 5/21/97 ...........    7,073,000              7,018,675
                                                                              ---------------
                                                                                  177,016,217
                                                                              ---------------

  CONSUMER HEALTH (0.3%):
    Allergan Inc., 5.32%, 4/8/97 ........................    5,000,000              4,994,828
                                                                              ---------------

  CONSUMER NON-DURABLES (1.6%):
    Clorox Co., 5.34%, 4/11/97 ..........................   20,500,000             20,469,592
    Clorox Co., 5.29%, 4/14/97 ..........................   13,500,000             13,474,211
                                                                              ---------------
                                                                                   33,943,803
                                                                              ---------------

  DIVERSIFIED CHEMICALS (4.5%):
    Akzo Nobel Inc., 5.32%, 4/28/97 .....................   10,000,000              9,960,100
    Akzo Nobel Inc., 5.44%, 6/19/97 .....................   15,000,000             14,820,933
    BOC Group Inc. (DE), 5.35%, 4/2/97 ..................   16,905,000(d)          16,902,488
    duPont (E.I.) de Nemours & Co., 5.23%, 4/10/97 ......    2,300,000              2,296,993
    duPont (E.I.) de Nemours & Co., 5.48%, 5/19/97 ......   24,834,000(d)          24,652,546
    Great Lakes Chemical Corp., 5.30%, 4/10/97 ..........    6,000,000(d)           5,992,050
    Great Lakes Chemical Corp., 5.60%, 4/18/97 ..........    4,674,000(d)           4,661,640
    Great Lakes Chemical Corp., 5.54%, 4/25/97 ..........    9,425,000(d)           9,390,190
    Great Lakes Chemical Corp., 5.51%, 5/23/97 ..........    4,702,000(d)           4,664,577
                                                                              ---------------
                                                                                   93,341,517
                                                                              ---------------

  DIVERSIFIED TECHNOLOGY (0.5%):
    EDS Finance PLC, 5.33%, 4/30/97 .....................    4,500,000(c)(d)        4,480,679
    Electronic Data Systems Corp., 5.28%, 4/4/97 ........    6,000,000(d)           5,997,360
                                                                              ---------------
                                                                                   10,478,039
                                                                              ---------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  25  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount              Value (a)
---------------------------------------------------------  -----------        ---------------
  ELECTRIC UTILITIES (2.6%):
    Electricity Corp. of New Zealand Ltd., 5.35%,
      8/11/97 ...........................................  $ 1,665,000(c)     $     1,632,338
    Electricity Corp. of New Zealand Ltd., 5.33%,
      8/11/97 ...........................................   17,000,000(c)          16,667,763
    National Cooperative Services Corp., 5.32%,
      4/17/97 ...........................................   19,250,000(d)          19,204,484
    National Rural Utilities Cooperative Finance Corp.,
      5.26%, 4/14/97 ....................................    4,745,000              4,735,989
    National Rural Utilities Cooperative Finance Corp.,
      5.55%, 5/6/97 .....................................    7,000,000              6,962,229
    Tampa Electric Co., 5.55%, 4/28/97 ..................    5,500,000              5,477,106
                                                                              ---------------
                                                                                   54,679,909
                                                                              ---------------

  ELECTRIC AND GAS UTILITIES (1.4%):
    Citizens Utilities Co., 5.55%, 5/28/97 ..............   30,000,000(d)          29,736,375
                                                                              ---------------

  ELECTRICAL EQUIPMENT (2.8%):
    Dover Corp., 5.50%, 4/23/97 .........................   25,685,000(d)          25,598,670
    Dover Corp., 5.31%, 4/3/97 ..........................    4,700,000(d)           4,698,614
    Hitachi America Ltd., 5.67%, 4/23/97 ................    9,000,000              8,968,815
    Hitachi America Ltd., 5.28%, 5/7/97 .................   10,000,000              9,947,200
    Hitachi America Ltd., 5.57%, 5/28/97 ................    7,600,000              7,532,974
                                                                              ---------------
                                                                                   56,746,273
                                                                              ---------------

  FINANCIAL AND REAL ESTATE INSTITUTIONS (7.9%):
    Bass Finance (C.I.) Ltd., 5.33%, 5/8/97 .............   23,000,000(c)          22,874,005
    Bass Finance (C.I.) Ltd., 5.29%, 5/14/97 ............    7,000,000(c)           6,955,770
    Caisse des Depots et Consignations, 5.25%,
      4/16/97 ...........................................   13,718,000(c)(d)       13,687,992
    Caisse des Depots et Consignations, 5.30%,
      4/18/97 ...........................................   12,000,000(c)(d)       11,969,967
    Eksportfinans A/S, 5.38%, 4/9/97 ....................   10,000,000(c)           9,988,044
    Eksportfinans A/S, 5.58%, 5/12/97 ...................    7,571,000(c)           7,522,886
    Eksportfinans A/S, 5.44%, 6/18/97 ...................   16,290,000(c)          16,097,995
    Hahn Issuing Corp., LOC Canadian Imperial Bank of
      Commerce, 5.35%, 5/1/97 ...........................    8,000,000              7,964,333
    Midwest Commercial Paper I, LOC First Bank N.A.,
      Minneapolis, 5.43%, 6/2/97 ........................    3,635,000(d)           3,601,007
    U.S. Prime Property Inc., LOC ABN-AMRO Bank N.V.,
      5.33%, 4/8/97 .....................................    6,000,000              5,993,782
    U.S. Prime Property Inc., LOC ABN-AMRO Bank N.V.,
      5.33%, 6/13/97 ....................................    9,000,000              8,902,728
    U.S. Prime Property Inc., LOC Westpac Banking Corp.,
      5.32%, 5/20/97 ....................................   20,425,000             20,277,100

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  26  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount              Value (a)
---------------------------------------------------------  -----------        ---------------
    USAA Capital Corp., 5.24%, 4/24/97 ..................  $30,000,000        $    29,899,566
                                                                              ---------------
                                                                                  165,735,175
                                                                              ---------------

  FOOD STORES (0.2%):
    Albertson's Inc., 5.50%, 4/11/97 ....................    3,700,000              3,694,347
                                                                              ---------------

  FOOD AND BEVERAGE PRODUCTS (4.4%):
    Campbell Soup Co., 5.28%, 11/14/97 ..................   16,100,000(d)          15,563,977
    General Mills Inc., 5.30%, 4/4/97 ...................   28,000,000             27,987,634
    Heinz (H.J.) Co., 5.30%, 4/15/97 ....................    7,000,000              6,985,572
    Heinz (H.J.) Co., 5.30%, 4/16/97 ....................   17,000,000             16,962,458
    Heinz (H.J.) Co., 5.30%, 4/16/97 ....................    6,235,000              6,221,231
    Sysco Corp., 5.55%, 4/22/97 .........................   19,562,000(d)          19,498,668
                                                                              ---------------
                                                                                   93,219,540
                                                                              ---------------

  HEALTH CARE SERVICES (1.4%):
    Abbott Laboratories, 5.26%, 4/11/97 .................   30,000,000             29,956,167
                                                                              ---------------

  INDUSTRIAL CONGLOMERATE (4.0%):
    Minnesota Mining & Manufacturing Co., 5.25%,
      4/21/97 ...........................................   25,000,000             24,927,083
    Novartis Finance Corp., 5.32%, 4/2/97 ...............   30,000,000             29,995,567
    Warner-Lambert Co., 5.53%, 6/16/97 ..................   30,000,000(d)          29,649,767
                                                                              ---------------
                                                                                   84,572,417
                                                                              ---------------

  INDUSTRIAL EQUIPMENT (0.5%):
    Vermont American Corp., 5.48%, 4/15/97 ..............   10,451,000(d)          10,428,728
                                                                              ---------------

  INSURANCE COMPANIES (1.5%):
    Allianz of America Finance Corp., 5.65%, 4/8/97 .....    6,735,000(d)           6,727,601
    Allianz of America Finance Corp., 5.50%, 7/16/97 ....   23,935,000(d)          23,547,386
                                                                              ---------------
                                                                                   30,274,987
                                                                              ---------------

  MINING AND MINERAL RELATED (1.5%):
    RTZ America Inc., 5.60%, 9/17/97 ....................   12,000,000(d)          11,684,533
    U.S. Borax Inc., 5.31%, 4/2/97 ......................    8,000,000(d)           7,998,820
    U.S. Borax Inc., 5.31%, 4/30/97 .....................    8,800,000(d)           8,762,358
    U.S. Borax Inc., 5.32%, 5/7/97 ......................    4,109,000(d)           4,087,140
                                                                              ---------------
                                                                                   32,532,851
                                                                              ---------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  27  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount              Value (a)
---------------------------------------------------------  -----------        ---------------
  MONEY CENTER BANKS (17.7%):
    Abbey National North America, 5.37%, 6/11/97 ........  $15,000,000        $    14,841,134
    Abbey National North America, 5.64%, 10/1/97 ........   15,000,000             14,569,950
    ABN-AMRO North America Finance Inc., 5.83%,
      4/3/97 ............................................    8,000,000              7,997,411
    Bank of Montreal, 5.27%, 4/3/97 .....................   30,000,000(c)          29,991,217
    Bank of New York Co. Inc., 5.29%, 4/7/97 ............    9,200,000              9,191,889
    Bank of New York Co. Inc., 5.40%, 4/4/97 ............   20,000,000             19,991,000
    Barclay's Bank PLC, 5.33%, 4/7/97 ...................   30,000,000             29,973,350
    Chase Manhattan Corp., 5.40%, 7/14/97 ...............   15,000,000             14,766,000
    Commerzbank U.S. Finance Inc., 5.55%, 4/25/97 .......   22,957,000             22,872,059
    Commerzbank U.S. Finance Inc., 5.58%, 6/27/97 .......    9,000,000              8,878,635
    Den Danske Corp. Inc., 5.49%, 4/22/97 ...............   25,000,000             24,919,938
    Den Danske Corp. Inc., 5.30%, 4/11/97 ...............    4,565,000              4,558,279
    Deutsche Bank Financial Inc., 5.35%, 5/8/97 .........    3,900,000              3,878,555
    Generale Bank Inc., 5.58%, 5/19/97 ..................   20,000,000             19,851,200
    Kredietbank N.A. Finance Corp., 5.31%, 4/8/97 .......   15,000,000             14,984,513
    Kredietbank N.A. Finance Corp., 5.26%, 4/21/97 ......   15,000,000             14,956,167
    Morgan (J.P.) & Co. Inc., 5.41%, 9/3/97 .............   27,440,000             26,800,839
    Rabobank USA Financial Corp., 5.35%, 4/17/97 ........   25,000,000             24,940,556
    Royal Bank of Canada, 5.40%, 7/14/97 ................   10,000,000(c)           9,844,000
    Societe Generale N.A. Inc., 5.30%, 4/24/97 ..........   13,000,000             12,955,981
    Toronto-Dominion Holdings USA Inc., 5.33%,
      7/15/97 ...........................................   10,705,000             10,538,582
    UBS Finance (DE) Inc., 5.78%, 4/3/97 ................   30,000,000             29,990,367
                                                                              ---------------
                                                                                  371,291,622
                                                                              ---------------

  OFFICE AND INDUSTRIAL SERVICES (1.4%):
    First Data Corp., 5.31%, 4/1/97 .....................   30,000,000             30,000,000
                                                                              ---------------

  OIL INTEGRATED INTERNATIONAL (3.3%):
    ARCO British Ltd., 5.32%, 4/9/97 ....................   13,573,000(c)(d)       13,556,954
    Repsol International Finance B.V., 5.28%, 6/13/97 ...   10,000,000              9,892,933
    Repsol International Finance B.V., 5.35%, 4/15/97 ...   15,000,000(c)          14,968,792
    Shell Oil Co., 5.26%, 4/2/97 ........................   30,000,000             29,995,616
                                                                              ---------------
                                                                                   68,414,295
                                                                              ---------------

  PAPER (0.6%):
    Sonoco Products Co., 5.26%, 5/22/97 .................   13,700,000             13,597,912
                                                                              ---------------

  PRINT MEDIA/PUBLISHING (0.8%):
    Gannett Co., 5.27%, 4/2/97 ..........................   17,246,000(d)          17,243,475
                                                                              ---------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  28  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount              Value (a)
---------------------------------------------------------  -----------        ---------------
  REGIONAL BANKS (0.9%):
    Norwest Corp., 5.34%, 4/3/97 ........................  $18,905,000        $    18,899,392
                                                                              ---------------

  SECURITIES BROKER (2.8%):
    Goldman Sachs Group L.P., 5.33%, 7/2/97 .............   30,000,000             29,591,367
    Merrill Lynch & Co. Inc., 5.34%, 4/9/97 .............   12,000,000             11,985,760
    Merrill Lynch & Co. Inc., 5.34%, 8/5/97 .............    5,972,000              5,860,383
    Merrill Lynch & Co. Inc., 5.32%, 8/12/97 ............   12,000,000             11,764,147
                                                                              ---------------
                                                                                   59,201,657
                                                                              ---------------

  SOVEREIGN CREDITS (1.9%):
    Canadian Wheat Board, 5.33%, 4/7/97 .................    6,000,000(c)           5,994,670
    Quebec (Province of), 5.40%, 8/27/97 ................    2,660,000(c)           2,600,948
    Swedish Export Credit Corp., 5.35%, 4/17/97 .........   20,147,000(c)          20,099,095
    Western Australian Treasury Corp., 5.29%, 6/11/97 ...   11,470,000(c)          11,350,333
                                                                              ---------------
                                                                                   40,045,046
                                                                              ---------------

  TELECOMMUNICATIONS (1.9%):
    Ameritech Capital Funding Corp., 5.27%, 4/8/97 ......   12,020,000(d)          12,007,683
    British Telecommunications PLC, 5.28%, 5/22/97 ......   25,000,000(c)          24,813,000
    British Telecommunications PLC, 5.35%, 5/27/97 ......    4,000,000(c)           3,966,711
                                                                              ---------------
                                                                                   40,787,394
                                                                              ---------------

  TIRES/AUTO PARTS (0.3%):
    Denso International America Inc., 5.38%, 4/10/97 ....    7,000,000              6,990,585
                                                                              ---------------

      Total Commercial Paper
        (cost: $1,607,752,926)  .........................                       1,607,752,926
                                                                              ---------------

CORPORATE NOTES AND BONDS (0.6%):
    Ameritech Capital Funding Corp., 5.56%, 5/2/97 ......    7,000,000(b)           7,000,610
    Associates Corp. of North America, 5.88%, 8/15/97 ...    5,000,000              4,997,196
                                                                              ---------------

      Total Corporate Notes and Bonds
        (cost: $11,997,806)  ............................                          11,997,806
                                                                              ---------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  29  Cash Management Funds

---------------------------------------------------------------------

MONEY MARKET FUND
(CONTINUED)

                                                            Principal             Market
Description of Security                                      Amount              Value (a)
---------------------------------------------------------  -----------        ---------------
REPURCHASE AGREEMENTS (4.0%):
    Repurchase agreement with Goldman Sachs, acquired on
      3/31/97, interest of $6,335, 6.53%, 4/1/97 ........  $34,927,000(e)     $    34,927,000
    Repurchase agreement with Morgan Stanley, acquired on
      3/5/97, interest of $92,982, 5.32%, 4/8/97 ........   18,506,000(f)(g)       18,506,000
    Repurchase agreement with Morgan Stanley, acquired on
      3/6/97, interest of $159,842, 5.32%, 4/10/97 ......   30,904,000(f)(g)       30,904,000
                                                                              ---------------

      Total Repurchase Agreements
        (cost: $84,337,000)  ............................                          84,337,000
                                                                              ---------------

      Total Investments in Securities
        (cost: $2,116,772,971) (h)  .....................                     $ 2,116,772,971
                                                                              ---------------
                                                                              ---------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON MARCH 31, 1997. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(C) SECURITIES OF FOREIGN ISSUERS WHICH ARE DENOMINATED IN U.S. DOLLARS. THE AGGREGATE VALUE OF THESE SECURITIES AT MARCH 31, 1997, IS $409,019,432, WHICH REPRESENTS 19.5% OF NET ASSETS.
(D) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD TO ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". SUBJECT TO THE OVERSIGHT OF THE BOARD OF DIRECTORS, THESE SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN DETERMINED TO BE LIQUID BY THE ADVISER. THE AGGREGATE VALUE OF THESE SECURITIES AT MARCH 31, 1997, IS $425,291,018, WHICH REPRESENTS 20.2% OF NET ASSETS.
(E) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(F) REPURCHASE AGREEMENT IN A TRI-PARTY ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT. TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(G) REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF SUCH REPURCHASE AGREEMENTS REPRESENTS 2.4% OF NET ASSETS.
(H)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  30  Cash Management Funds

Investments in Securities (Unaudited)
---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND                                  March 31, 1997
 .........................................................................................

                                                            Principal            Market
Description of Security                                      Amount            Value (a)
---------------------------------------------------------  -----------        ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (63.0%):
  FEDERAL AGRICULTURAL MORTGAGE CORPORATION DISCOUNT NOTES (6.8%):
    5.32%, 4/15/97 ......................................  $10,204,000        $ 10,182,889
    5.45%, 4/21/97 ......................................   10,000,000           9,969,722
                                                                              ------------
                                                                                20,152,611
                                                                              ------------

  FEDERAL FARM CREDIT BANK DISCOUNT NOTES (6.4%):
    5.24%, 4/1/97 .......................................   10,000,000          10,000,000
    5.18%, 4/11/97 ......................................    4,000,000           3,994,244
    5.47%, 6/5/97 .......................................    5,000,000           4,950,619
                                                                              ------------
                                                                                18,944,863
                                                                              ------------

  FEDERAL FARM CREDIT BANK FLOATING RATE NOTES (B) (3.7%):
    5.25%, 12/17/97 .....................................    7,000,000           6,995,585
    5.50%, 3/19/98 ......................................    4,000,000           3,996,832
                                                                              ------------
                                                                                10,992,417
                                                                              ------------

  FEDERAL HOME LOAN BANK COUPON NOTES (1.7%):
    5.88%, 2/5/98 .......................................    5,000,000           4,999,575
                                                                              ------------

  FEDERAL HOME LOAN BANK DISCOUNT NOTES (3.7%):
    5.27%, 4/22/97 ......................................    4,225,000           4,212,024
    5.48%, 4/24/97 ......................................    1,575,000           1,569,486
    5.25%, 4/30/97 ......................................    5,160,000           5,138,178
                                                                              ------------
                                                                                10,919,688
                                                                              ------------

  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (B) (1.7%):
    5.39%, 3/19/98 ......................................    5,000,000           4,996,484
                                                                              ------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (9.6%):
    5.21%, 4/4/97 .......................................    6,148,000           6,145,331
    5.23%, 4/7/97 .......................................    6,000,000           5,994,770
    5.27%, 4/14/97 ......................................    5,000,000           4,990,485
    5.50%, 4/15/97 ......................................    4,100,000           4,091,231
    5.18%, 5/20/97 ......................................    7,300,000           7,248,531
                                                                              ------------
                                                                                28,470,348
                                                                              ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  31  Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                            Principal            Market
Description of Security                                      Amount            Value (a)
---------------------------------------------------------  -----------        ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (7.0%):
    5.26%, 4/8/97 .......................................  $ 3,000,000        $  2,996,932
    5.22%, 4/16/97 ......................................    3,575,000           3,567,224
    5.18%, 4/30/97 ......................................    6,355,000           6,328,482
    5.24%, 5/2/97 .......................................    4,000,000           3,981,951
    5.22%, 5/16/97 ......................................    4,000,000           3,973,900
                                                                              ------------
                                                                                20,848,489
                                                                              ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (B) (6.4%):
    5.65%, 6/11/97 ......................................    7,000,000           6,999,750
    5.61%, 5/1/97 .......................................    5,000,000           4,999,793
    5.55%, 6/2/99 .......................................    3,000,000           2,984,868
    5.52%, 6/20/97 ......................................    4,000,000           3,999,134
                                                                              ------------
                                                                                18,983,545
                                                                              ------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (B) (5.5%):
    5.58%, 11/24/97 .....................................    7,400,000           7,400,000
    5.76%, 11/20/97 .....................................    5,000,000           5,000,000
    5.87%, 6/30/97 ......................................    4,000,000           3,999,589
                                                                              ------------
                                                                                16,399,589
                                                                              ------------

  U.S. TREASURY NOTES AND BONDS (10.5%):
    5.13%, 2/28/98 ......................................    7,000,000           6,958,245
    7.88%, 4/15/98 ......................................    5,000,000           5,094,281
    6.00%, 11/30/97 .....................................    5,000,000           5,017,749
    5.13%, 3/31/98 ......................................    7,000,000           6,959,385
    6.00%, 8/31/97 ......................................    7,000,000           7,007,593
                                                                              ------------
                                                                                31,037,253
                                                                              ------------

      Total U.S. Government and Agency Securities
        (cost: $186,744,862)  ...........................                      186,744,862
                                                                              ------------

OTHER U.S. GOVERNMENT AGENCY SECURITIES (2.0%):
    Tennessee Valley Authority, 5.48%, 4/9/97
        (cost: $5,992,693) ..............................    6,000,000           5,992,693
                                                                              ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  32  Cash Management Funds

---------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                            Principal            Market
Description of Security                                      Amount            Value (a)
---------------------------------------------------------  -----------        ------------
OTHER U.S. GOVERNMENT AGENCY-BACKED SECURITIES (7.6%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.50%, 12/5/97 ........  $10,000,000        $  9,621,111
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.40%, 4/3/97 .........    6,000,000           5,998,200
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.29%, 4/21/97 ........    7,000,000           6,979,428
                                                                              ------------

      Total Other U.S. Government Agency-Backed
        Securities
        (cost: $22,598,739)  ............................                       22,598,739
                                                                              ------------
REPURCHASE AGREEMENTS (27.2%):
    Repurchase agreement with Goldman Sachs, acquired on
      3/31/97, interest of $6,725, 6.53%, 4/1/97 ........   37,074,000(c)       37,074,000
    Repurchase agreement with Goldman Sachs, acquired on
      2/14/97, interest of $59,723, 5.33%, 5/15/97 ......    4,482,000(d)(e)     4,482,000
    Repurchase agreement with Goldman Sachs, acquired on
      2/19/97, interest of $73,150, 5.32%, 5/20/97 ......    5,500,000(d)(e)     5,500,000
    Repurchase agreement with Goldman Sachs, acquired on
      2/25/97, interest of $114,292, 5.32%, 5/27/97 .....    8,499,000(d)(e)     8,499,000
    Repurchase agreement with Morgan Stanley, acquired on
      3/14/97, interest of $14,013, 5.31%, 4/2/97 .......    5,000,000(d)        5,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      3/24/97, interest of $10,675, 5.49%, 4/7/97 .......    5,000,000(d)        5,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      3/27/97, interest of $16,479, 5.65%, 4/3/97 .......   15,000,000(d)       15,000,000
                                                                              ------------

      Total Repurchase Agreements
        (cost: $80,555,000)  ............................                       80,555,000
                                                                              ------------

      Total Investments in Securities
        (cost: $295,891,294)(f)  ........................                     $295,891,294
                                                                              ------------
                                                                              ------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON MARCH 31, 1997. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(C) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(D) REPURCHASE AGREEMENT IN A TRI-PARTY ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT. TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(E) REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF SUCH REPURCHASE AGREEMENTS REPRESENTS 6.2% OF NET ASSETS.
(F)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  33  Cash Management Funds

Investments in Securities (Unaudited)
---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND                                        March 31, 1997
 ..........................................................................................

                                                            Principal            Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------        -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

TAX-EXEMPT SECURITIES (B) (99.3%):
  ECONOMIC DEVELOPMENT REVENUE (2.9%):
    Indianapolis, IN, VRDN, 3.45%, 4/1/05 ...............  $ 6,405,000(c)     $   6,405,000
                                                                              -------------

  EDUCATION REVENUE (4.0%):
    Illinois Development and Finance Authority, VRDN,
      3.25%, 8/1/26 .....................................    4,000,000(c)         4,000,000
    Orange County, FL, School District, 4.25%,
      4/15/97 ...........................................    5,000,000            5,001,193
                                                                              -------------
                                                                                  9,001,193
                                                                              -------------

  ELECTRIC REVENUE (1.8%):
    Jacksonville, FL, 3.50%, 4/4/97 .....................    2,000,000            2,000,000
    Putnam County, FL, Pollution Control, 3.45%,
      6/15/97 ...........................................    2,000,000            2,000,000
                                                                              -------------
                                                                                  4,000,000
                                                                              -------------

  GENERAL OBLIGATIONS (22.6%):
    Baltimore County, MD, Public Improvement, 6.80%,
      9/1/97 ............................................    1,000,000            1,013,950
    Boston, MA, 5.00%, 8/1/97 ...........................    3,205,000            3,220,155
    Georgia State, Series B, 6.25%, 4/1/97 ..............    5,000,000            5,000,000
    Hammond, IN, Advance Funding Program Note, 3.50%,
      7/10/97                                                3,000,000            3,000,000
    Hammond, IN, Advance Funding Program Note, 4.20%,
      1/8/98 ............................................    6,000,000            6,022,312
    Mankato, MN, VRDN, 3.25%, 2/1/18 ....................      200,000(c)           200,000
    Massachusetts State, 5.70%, 3/1/98 ..................    5,620,000            5,722,497
    Metropolitan Council, Minneapolis & St. Paul, MN,
      Area Transit, 4.25%, 2/1/98 .......................    2,655,000            2,670,076
    Milwaukee County, WI, 5.13%, 12/1/97 ................    1,475,000            1,490,106
    Montgomery County, MD, 7.30%, 4/1/97 ................      500,000              500,000
    New York City, NY, Series B, VRDN, 3.70%, 10/1/20 ...    1,200,000(c)         1,200,000
    New York City, NY, Series B, VRDN, 3.70%, 10/1/21 ...    3,300,000(c)         3,300,000
    New York City, NY, Subseries A-10, VRDN, 3.70%,
      8/1/16 ............................................    1,000,000(c)         1,000,000
    New York City, NY, Subseries B-2, VRDN, 3.70%,
      8/15/19 ...........................................    1,000,000(c)         1,000,000
    New York City, NY, Subseries B-3, VRDN, 3.70%,
      8/15/18 ...........................................      400,000(c)           400,000
    New York City, NY, Subseries B-4, VRDN, 3.70%,
      8/15/22 ...........................................    1,200,000(c)         1,200,000
    New York City, NY, Subseries B-4, VRDN, 3.70%,
      8/15/23 ...........................................    2,300,000(c)         2,300,000
    New York City, NY, Subseries B-4, VRDN, 3.70%,
      8/15/21 ...........................................    1,000,000(c)         1,000,000
    Olathe, KS, 4.50%, 6/1/97 ...........................    3,600,000            3,603,483
    Omaha, NE, 5.00%, 12/1/97 ...........................    1,080,000            1,089,458
    Pierce County, WA, School District, 3.90%, 6/1/97 ...      900,000              900,144
    San Antonio, TX, 8.63%, 8/1/97 ......................    1,200,000            1,220,204

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  34  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                            Principal            Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------        -------------
    South Carolina State, 5.75%, 8/1/97 .................  $ 1,000,000        $   1,007,182
    Washington State, 7.75%, 9/1/97 .....................    1,075,000            1,093,739
    Wisconsin State, Series C, 4.50%, 5/1/97 ............    1,700,000            1,700,945
                                                                              -------------
                                                                                 50,854,251
                                                                              -------------

  HEALTH/HOSPITAL/NURSING HOME (22.4%):
    Alaska Industrial Development Authority, VRDN, 3.50%,
      6/1/10                                                 3,675,000(c)         3,675,000
    Colorado Health Facilities Authority, Boulder
      Hospital, VRDN, 3.45%, 10/1/14 ....................    5,500,000(c)         5,500,000
    Grand Forks, ND, Health Care, United Hospital, VRDN,
      3.85%, 12/1/16 ....................................      350,000(c)           350,000
    Grand Forks, ND, Health Care, United Hospital, VRDN,
      3.85%, 12/1/25 ....................................    1,000,000(c)         1,000,000
    Illinois Development and Finance Authority, VRDN,
      3.45%, 3/1/15 .....................................    4,500,000(c)         4,500,000
    Illinois Health Facilities Authority, VRDN, 3.85%,
      5/1/22 ............................................    3,715,000(c)         3,715,000
    Illinois Health Facilities Authority, VRDN, 3.45%,
      1/1/16 ............................................      550,000(c)           550,000
    Illinois Health Facilities Authority, VRDN, 3.45%,
      1/1/16 ............................................      605,000(c)           605,000
    Illinois Health Facilities Authority, VRDN, 3.45%,
      1/1/16 ............................................    1,900,000(c)         1,900,000
    Illinois Health Facilities Authority, VRDN, 3.40%,
      12/1/15 ...........................................      500,000(c)           500,000
    Illinois Health Facilities Authority, VRDN, 3.75%,
      11/1/20 ...........................................    1,320,000(c)         1,320,000
    Indiana Health Facilities Authority, VRDN, 3.45%,
      11/1/09 ...........................................      900,000(c)           900,000
    Indiana Health Facilities Authority, VRDN, 3.45%,
      12/1/10 ...........................................    1,870,000(c)         1,870,000
    Indiana Hospital Equipment Finance Authority, VRDN,
      3.45%, 12/1/15 ....................................    3,760,000(c)         3,760,000
    Minnesota Agriculture and Economic Development Board,
      VRDN, 3.45%, 9/1/20 ...............................    2,000,000(c)         2,000,000
    Washington State Healthcare Facilities Authority
      Revenue, VRDN, 3.85%, 1/1/23 ......................    2,880,000(c)         2,880,000
    Wisconsin Health and Education Facilities Authority,
      VRDN, 3.50%, 6/1/19 ...............................      100,000(c)           100,000
    Wisconsin Health and Education Facilities Authority,
      VRDN, 3.50%, 6/1/19 ...............................    7,720,000(c)         7,720,000
    Wisconsin Health and Education Facilities Authority,
      VRDN, 3.35%, 8/15/16 ..............................    7,300,000(c)         7,300,000
    Wisconsin State Health Facilities, VRDN, 3.35%,
      1/1/16 ............................................      300,000(c)           300,000
                                                                              -------------
                                                                                 50,445,000
                                                                              -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  35  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                            Principal            Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------        -------------
  HOUSING REVENUE (11.7%):
    Iowa HFA, 3.70%, 5/1/97 .............................  $ 2,570,000        $   2,570,000
    Iowa HFA, VRDN, 4.13%, 1/1/15 .......................    1,435,000(c)         1,435,000
    Minnesota HFA, Series A, VRDN, 3.15%, 2/15/15 .......    6,075,000(c)         6,075,000
    Minnesota HFA, Series A, VRDN, 3.15%, 2/1/15 ........    2,725,000(c)         2,725,000
    New Hampshire State HFA, VRDN, 3.50%, 5/1/25 ........    9,900,000(c)(d)      9,900,000
    South Dakota HDA, Homeownership Series B, 3.75%,
      5/1/97 ............................................    3,650,000            3,650,000
                                                                              -------------
                                                                                 26,355,000
                                                                              -------------

  INDUSTRIAL DEVELOPMENT REVENUE (9.8%):
    Evansville, IN, VRDN, 3.55%, 9/1/04 .................    2,500,000(c)         2,500,000
    Henderson, NV, Public Improvement, VRDN, 3.85%,
      4/1/07 ............................................    1,500,000(c)(d)      1,500,000
    Illinois Development and Finance Authority, VRDN,
      3.65%, 10/1/06 ....................................      810,000(c)(d)        810,000
    Illinois Development and Finance Authority, VRDN,
      3.85%, 4/1/15 .....................................    2,315,000(c)         2,315,000
    Indiana State Development Financial Authority, VRDN,
      3.50%, 3/1/09 .....................................    2,000,000(c)         2,000,000
    Indiana State Development Financial Authority, VRDN,
      3.50%, 2/1/09 .....................................    2,000,000(c)         2,000,000
    Indiana State Employment, VRDN, 3.60%, 9/1/30 .......    2,000,000(c)         2,000,000
    Minneapolis and St. Paul, MN, Metropolitan Airport
      Commission, VRDN, 3.25%, 9/1/13 ...................      100,000(c)           100,000
    Tremonton, UT, VRDN, 3.85%, 6/1/00 ..................    1,100,000(c)(d)      1,100,000
    Warren County, OH, VRDN, 3.85%, 9/1/15 ..............    7,650,000(c)         7,650,000
                                                                              -------------
                                                                                 21,975,000
                                                                              -------------

  LEASING REVENUE (5.9%):
    Metro Government Nashville and Davidson Counties, TN,
      VRDN, 3.35%, 12/1/14 ..............................    2,500,000(c)         2,500,000
    Pendleton County, KY, Multi-County Lease Revenue,
      3.55%, 5/9/97 .....................................    4,390,000            4,390,000
    Pendleton County, KY, Multi-County Lease Revenue,
      3.25%, 4/4/97 .....................................    6,500,000            6,500,000
                                                                              -------------
                                                                                 13,390,000
                                                                              -------------

  OTHER REVENUE (7.7%):
    Colorado State General Fund, 4.50%, 6/27/97 .........    3,675,000            3,680,300
    Orange Country, FL, School District, 4.00%,
      9/15/97 ...........................................    5,000,000            5,010,190
    Texas State TRANS, 4.75%, 8/29/97 ...................    3,660,000            3,672,110

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  36  Cash Management Funds

---------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                            Principal            Market
Description of Security                                      Amount             Value (a)
---------------------------------------------------------  -----------        -------------
    Wisconsin State Operating Notes, 4.50%, 6/16/97 .....  $ 5,000,000        $   5,006,729
                                                                              -------------
                                                                                 17,369,329
                                                                              -------------
  SALES TAX REVENUE (2.3%):
    Bloomington, MN, Port Authority, VRDN, 3.15%,
      2/1/09 ............................................      500,000(c)           500,000
    Bloomington, MN, Port Authority, VRDN, 3.30%,
      2/1/09 ............................................      700,000(c)           700,000
    Illinois State, 6.95%, 6/15/97 ......................    2,500,000            2,515,020
    Maryland State Department of Transportation, 5.70%,
      9/1/97 ............................................    1,500,000            1,513,828
                                                                              -------------
                                                                                  5,228,848
                                                                              -------------
  WATER/POLLUTION CONTROL REVENUE (8.2%):
    East Baton Rouge Parish, LA, VRDN, 3.45%, 10/1/99 ...    1,000,000(c)         1,000,000
    Illinois Development and Finance Authority, VRDN,
      3.50%, 11/1/28 ....................................    1,600,000(c)         1,600,000
    Jacksonville, FL, 3.55%, 5/12/97 ....................    2,200,000            2,200,000
    Moffat County, CO, VRDN, 3.40%, 7/1/10 ..............    2,000,000(c)         2,000,000
    New York City, NY, Municipal Water Authority, VRDN,
      3.70%, 6/15/25 ....................................    8,800,000(c)         8,800,000
    York County, SC, 3.65%, 8/15/97 .....................    2,895,000            2,895,000
                                                                              -------------
                                                                                 18,495,000
                                                                              -------------

      Total Tax-Exempt Securities
        (cost: $223,518,621)  ...........................                       223,518,621
                                                                              -------------

      Total Investments in Securities
        (cost: $223,518,621) (e)  .......................                     $ 223,518,621
                                                                              -------------
                                                                              -------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         HDA - HOUSING DEVELOPMENT AUTHORITY
         HFA - HOUSING FINANCE AUTHORITY
         TRANS - TAX AND REVENUE ANTICIPATION NOTE
         VRDN - VARIABLE RATE DEMAND NOTE
(C) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON MARCH 31, 1997. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, MATURITY DATE IS EQUAL TO THE LONGER OF THE PERIOD REMAINING UNTIL THE NEXT READJUSTMENT OF THE INTEREST RATE OR THE PERIOD REMAINING UNTIL THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
(D) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". SUBJECT TO APPROVAL BY THE BOARD OF DIRECTORS, THESE SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN DETERMINED TO BE LIQUID BY THE ADVISER AND REPRESENT 5.9% OF NET ASSETS ON MARCH 31, 1997.
(E)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

---------------------------------------------------------------------

               1997 Semi-Annual Report  37  Cash Management Funds

        Directors and Officers
----------------------------------------

                  DIRECTORS
               David T. Bennett, CHAIRMAN, HIGHLAND HOMES, INC., USL PRODUCTS,
                   INC., KIEFER BUILT, INC., OF COUNSEL, GRAY, PLANT, MOOTY, MOOTY & BENNETT, P.A.
               Jaye F. Dyer, PRESIDENT, DYER MANAGEMENT COMPANY
               William H. Ellis, PRESIDENT, PIPER JAFFRAY COMPANIES INC., PIPER
                   CAPITAL MANAGEMENT INCORPORATED
               Karol D. Emmerich, PRESIDENT, THE PARACLETE GROUP
               Luella G. Goldberg, DIRECTOR, TCF FINANCIAL, RELIASTAR FINANCIAL
                   CORP., HORMEL FOODS CORP.
               David A. Hughey, RETIRED EXECUTIVE VICE PRESIDENT AND CHIEF
                   ADMINISTRATIVE OFFICER OF DEAN WITTER INTERCAPITAL INC. AND DEAN WITTER TRUST CO.
               George Latimer, CHIEF EXECUTIVE OFFICER, NATIONAL EQUITY FUNDS

                  OFFICERS

William H. Ellis,
    CHAIRMAN OF THE BOARD
Paul A. Dow,
    PRESIDENT
Robert H. Nelson,
    VICE PRESIDENT AND TREASURER
Susan Sharp Miley,
    SECRETARY

                  INVESTMENT ADVISER
               Piper Capital Management Incorporated
               222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

                  TRANSFER AND DIVIDEND DISBURSING AGENTS
               Investors Fiduciary Trust Company
               127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716
               Piper Jaffray Inc.
               222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804
               Piper Trust Company
               222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402-3804

                  CUSTODIAN AND ACCOUNTING AGENT
               Investors Fiduciary Trust Company
               127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716

                  LEGAL COUNSEL
               Dorsey & Whitney LLP
               220 SOUTH SIXTH STREET, MINNEAPOLIS, MN 55402

---------------------------------------------------------------------

               1997 Semi-Annual Report  38  Cash Management Funds

SHAREHOLDER SERVICES

As a shareholder in Piper Funds, you have access to a full range of services and benefits. Check your prospectus for details about services and any limitations that might apply to your fund.

LOW MINIMUM INVESTMENTS
You can open a Piper Fund account with a minimum investment of $250.

QUANTITY DISCOUNTS
If your initial investment exceeds a specified amount, if an investment combined with the value of your existing Piper shares exceeds a specified amount, or if your investments combined during a 13-month period exceed a specified amount, you can reduce or even eliminate the front-end sales charge.

WAIVER OF SALES CHARGES
Money market funds carry no sales charges.* Sales charges on other Piper Funds are waived on purchases of $500,000 or more. However, a contingent deferred sales charge may be imposed. See your prospectus for details.

AUTOMATIC REINVESTMENT OF DIVIDENDS
For maximum growth of your assets, you can reinvest dividends and capital gains automatically in additional shares of your fund without a sales charge.

CROSS-REINVESTMENT OF DISTRIBUTIONS
Diversify your holdings by reinvesting dividends and capital gains from one Piper Fund to another.

CASH DISTRIBUTIONS
If you prefer, take your dividends and/or capital gains in cash.

AUTOMATIC MONTHLY INVESTMENT PROGRAM
You may automatically transfer $25 or more each month from any Piper money market fund* into many other Piper Funds.

AUTOMATIC MONTHLY MONEY TRANSFER PROGRAM
If you are starting a savings discipline or seeking a convenient way to invest, you can transfer a minimum of $100 automatically from your bank, savings and loan or other financial institution into many of the Piper Funds.


    1997 Semiannual Report  39  Cash Management Funds

EXCHANGE PRIVILEGES
Revise your investment plan without incurring a sales charge by moving assets from one Piper Fund to another with the same fee structure. See your prospectus for restrictions involving exchanges between funds with different sales charges.

REINVESTMENT PRIVILEGES
If you buy a fund with a sales charge and later redeem your shares, you may reinvest all or part of the proceeds in shares of that fund or another Piper Fund within 30 days and pay no additional sales charge, subject to each fund's minimum investment requirements.

ACCOUNT STATEMENTS
Whenever you add to or withdraw money from your account, you ll receive a monthly statement from Piper Jaffray. Accounts with no activity receive a quarterly statement instead. Periodic dividend and capital gain distributions, if any, also appear on your statement.

CONFIRMATION OF TRANSACTIONS
You receive a confirmation statement following every transaction, except in the money market funds. All transactions are reflected on your account statement.

$50 MILLION SHAREHOLDER PROTECTION
Piper Jaffray is a member of Securities Investor Protection Company (SIPC), which protects securities customers of its members in liquidation up to $500,000 (limited to $100,000 on claims for cash). An explanatory brochure is available from your Investment Executive. Piper Jaffray provides clients who are protected by SIPC with additional protection through The Aetna Casualty and Surety Company. Every Piper Jaffray securities client has protection up to $25 million. Clients with a Piper Jaffray PRIME or PAT Plus account have protection up to $50 million. Both amounts include SIPCprotection. These protection plans do not cover market loss.

* An investment in a Piper money market fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.


    1997 Semiannual Report  40  Cash Management Funds

GLOSSARY OF TERMS

AVERAGE WEIGHTED MATURITY
The average maturity is the mean of the maturity dates of a group of securities. The term is used to describe the average time before the securities in a fund mature. Average weighted maturity takes into account the size of each holding represented.

BARBELL STRUCTURE
A barbell investment structure emphasizes securities with maturities on the long- and short-term ends of the yield curve and de-emphasizes securities with intermediate-range maturities. This enables a manager to take advantage of the high yields associated with long-term maturities, while still providing liquidity with short-term maturities.

FEDERAL FUNDS RATE
The federal funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve district bank to banks needing overnight loans to meet reserve requirements. The federal funds rate is the most sensitive indicator of the direction of interest rates, since it is set daily by the market, unlike the prime rate and the discount rate, which are periodically changed by banks and by the Federal Reserve Board, respectively.

FLOATERS/FLOATING RATE SECURITIES
Floaters are debt instruments that have an adjustable interest rate tied to another interest rate -- for example, the rate paid by Treasury bills. A floating rate security, for instance, provides a holder with additional interest if the applicable interest rate rises and less interest if the rate falls. It is generally best to buy floaters if it appears that interest rates will rise. If the outlook is for falling rates, investors typically concentrate on fixed-rate instruments.

YIELD CURVE
A graph that shows the relationship between the interest rates paid on bonds and their maturities, ranging from the shortest maturities to the longest available (assuming the bonds are all of the same quality). The resulting curve indicates whether short-term interest rates are higher or lower than long-term rates


FOR MORE INFORMATION


BY PHONE

1 800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO ORDER LITERATURE
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

BY MAIL

Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the funds' shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 1 800 866-7778, or mail a request to us.

ON-LINE

http://www.piperjaffray.com/


    1997 Semiannual Report  41  Cash Management Funds

CASH MANAGEMENT FUNDS



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PIPER CAPITAL MANAGEMENT INCORPORATED
222 SOUTH NINTH STREET
MINNEAPOLIS, MN 55402-3804

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PIPER JAFFRAY INC., FUND DISTRIBUTOR AND NASD MEMEBER

#20600 5/1997  156-97